Fair value disclosure of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2011
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	As of June 30, 2011 (unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	8	8	8	—
Unrealized gain on derivatives	922	922	3	919
Debentures	(1,418)	(1,418)	—	(1,418)

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

Estimated fair value measurement

	As of June 30, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (*)	(24,026)	(24,834)	(17,718)	(7,116)

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*) Less accrued charges of US$ 327 and US$343 as of June 30, 2011 and December 31, 2010, respectively.